Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 25,966	¥ 21,213	¥ 21,928